Accounting policies (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Accounting Policies [Abstract]
Schedule of useful life of property and equipment
Depreciation is provided using the following methods at rates intended to depreciate the costs of the assets over their estimated useful lives:

Asset	Method	Useful life
Production Equipment	Straight-line	7 years
Office equipment and computers	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Term of lease
Vehicles	Straight-line	5 years
Buildings	Straight-line	15 years

Schedule of useful life of intangible asset

Intangible asset	Method	Useful life
Software	Straight-line	5 years
Licenses	Straight-line	Remaining term of the lease
Brand names	-	Indefinite life

Schedule of classification of financial instruments
The following table summarizes the classification of the Company’s financial instruments under IFRS 9 Financial Instruments (“IFRS 9”)

Financial Instrument	IFRS 9 Classification and measurement
Cash and cash equivalents	Amortized cost
Marketable securities	FVTPL
Trade and other receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost
Convertible debentures	Amortized cost
Put option liability	FVTPL
Interest bearing loans and borrowings	Amortized cost
Secured Debentures	Amortized cost